Additional Information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Information
Additional Information

Related Parties   Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between GALIC and its parent, GAFRI, based on actual costs incurred. In 2016, 2015 and 2014, GALIC paid GAFRI $32 million, $27 million and $26 million, respectively, for such services.

Operating Leases   Total rental expense for leases of office space was $4 million in 2016, 2015 and 2014. GALIC leases space from AFG. GALIC has no contractual obligations for rent but expects to pay similar amounts in future periods to AFG.

Financial Instruments — Unfunded Commitments   On occasion, GALIC has entered into financial instrument transactions that may present off-balance-sheet risks of both a credit and market risk nature. These transactions include commitments to fund loans, loan guarantees and commitments to purchase and sell securities or loans. At December 31, 2016, GALIC had commitments to fund credit facilities and contribute capital to limited partnerships and limited liability corporations of approximately $251 million.

Benefit Plans   GALIC expensed approximately $2 million in 2016 and $1 million in 2015 and 2014, respectively, related to the retirement and employee savings plans.